Document and Entity Information	Apr. 15, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001024305
Document Type	8-K
Document Period End Date	Apr. 15, 2021
Entity Registrant Name	Coty Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35964
Entity Tax Identification Number	13-3823358
Entity Address, Address Line One	350 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10118
City Area Code	(212)
Local Phone Number	389-7300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.01 per share
Trading Symbol	COTY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false